PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount at January 1, 2022	433	136	569
Additions	242	—	242
Depreciation charge	(76)	(11)	(87)
Translation differences	(78)	(2)	(80)
At June 30, 2022	521	123	644
Cost	854	213	1,067
Accumulated depreciation	(333)	(90)	(423)
Net book amount at June 30, 2022	521	123	644
Net book amount at January 1, 2021	342	173	515
Additions	218	—	218
Depreciation charge	(68)	(14)	(82)
Translation differences	(36)	(5)	(41)
At June 30, 2021	456	154	610
Cost	855	235	1,090
Accumulated depreciation	(399)	(81)	(480)
Net book amount at June 30, 2021	456	154	610

Summary of Reconciliation of Depreciation Expense
The following is the reconciliation of depreciation expense for the six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Depreciation expensed to technology expenses	—	4	—	8
Depreciation expensed to general and administrative expenses	44	43	87	74
Total depreciation expense	44	47	87	82